Effect of fluctuations in foreign currency exchange rates (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of effect of changes in foreign exchange rates [Abstract]
Disclosure of foreign currency exchange differences recognized in profit or loss except for financial instruments measured at fair value through profit or loss [Text Block]
a)	Foreign currency exchange differences recognized in profit or loss except for financial instruments measured at fair value through profit or loss:

	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$

Conversion foreign exchange gains (losses) recognized in the result of the year.	(1,299)	460	(12,364)

Conversion foreign exchange reserves attributable to the owners of the controlling entity	(5,450)	(5,428)	(6,334)

Conversion foreign exchange reserves attributable to the non-controlling entity	4	35	(165)

Disclosure of reserve of exchange differences on translation [Text Block]
As of December 31, 2017, , 2016 and 2015, foreign currency exchange differences are detailed as follows:

Detail	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$
Changes in equity generated by conversion of equity value:
Comercial Hydro S.A.	1,004	1,004	1,004
SQMC Internacional Ltda.	(2)	(13)	(20)
Proinsa Ltda.	(7)	(10)	(15)
Comercial Agrorama Ltda.	(44)	(69)	(100)
Isapre Norte Grande Ltda.	(74)	(124)	(155)
Almacenes y Depósitos Ltda.	97	47	(31)
Sales de Magnesio Ltda.	-	(29)	(161)
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	-	(6)	(9)
Agrorama S.A.	(98)	(49)	(35)
Doktor Tarsa	(14,447)	(12,264)	(8,305)
SQM Vitas Fzco	(1,779)	(1,801)	(2,245)
Ajay Europe	(831)	(1,935)	(1,731)
SQM Eastmed Turkey	(92)	(95)	(81)
Charlee SQM (Thailand) Co. Ltd.	(285)	(460)	(476)
Coromandel SQM India	(234)	(282)	(301)
SQM Italia SRL	(154)	(287)	(250)
SQM Oceania Pty Ltd.	(634)	(634)	(634)
SQM Indonesia S.A.	(124)	(124)	(123)
Abu Dhabi Fertilizers Industries WWL.	(435)	(434)	21
SQM Vitas Holland	(101)	(280)	(320)
SQM Thailand Limited	(68)	(68)	(68)
SQM Europe N.V.	(1,550)	(1,550)	-
Minera Exar S.A.	(5,209)	-	-
SQM Australia Pty Ltd.	154	-	-
Total	(24,913)	(19,463)	14,035